Schedule of Plans' Assets (Liabilities) at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	$ 9.1	$ 9.2
Other Postretirement Benefit Plans | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		7.5
Other Postretirement Benefit Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.8	0.4
Other Postretirement Benefit Plans | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.3
Other Postretirement Benefit Plans | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		1.3
U.S. Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	4,069.7	4,048.0
U.S. Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,837.4	1,916.2
U.S. Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	461.6	494.3
U.S. Plans | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	176.9	148.8
U.S. Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,025.3	978.1
U.S. Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	17.4	79.5
U.S. Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	34.2	34.7
U.S. Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	169.1	145.7
U.S. Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	102.1	93.3
U.S. Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	18.2	(4.2)
U.S. Plans | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	12.8	16.5
U.S. Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	297.2	236.1
U.S. Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(1.3)	5.7
U.S. Plans | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	77.4	45.5
U.S. Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(158.6)	(142.2)
International Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,718.9	2,681.8
International Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.6	1.8
International Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,054.8	1,046.7
International Plans | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	991.1	983.7
International Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	330.4	268.9
International Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	135.5	151.3
International Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	40.8	42.8
International Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.3	1.3
International Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	136.5	141.0
International Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.2	19.1
International Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.2	3.2
International Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	18.6	22.1
International Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(0.1)	(0.1)
Fair Value, Inputs, Level 1 | Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		1.3
Fair Value, Inputs, Level 1 | Other Postretirement Benefit Plans | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		1.3
Fair Value, Inputs, Level 1 | U.S. Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,101.0	2,115.2
Fair Value, Inputs, Level 1 | U.S. Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,831.6	1,916.2
Fair Value, Inputs, Level 1 | U.S. Plans | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	176.9	148.8
Fair Value, Inputs, Level 1 | U.S. Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	169.1	145.7
Fair Value, Inputs, Level 1 | U.S. Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	5.9	(4.5)
Fair Value, Inputs, Level 1 | U.S. Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(1.3)	5.7
Fair Value, Inputs, Level 1 | U.S. Plans | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	77.4	45.5
Fair Value, Inputs, Level 1 | U.S. Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(158.6)	(142.2)
Fair Value, Inputs, Level 1 | International Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	21.4	25.1
Fair Value, Inputs, Level 1 | International Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.6	1.8
Fair Value, Inputs, Level 1 | International Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.3	1.3
Fair Value, Inputs, Level 1 | International Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	18.6	22.1
Fair Value, Inputs, Level 1 | International Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(0.1)	(0.1)
Fair Value, Inputs, Level 2 | Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.8	0.4
Fair Value, Inputs, Level 2 | Other Postretirement Benefit Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.8	0.4
Fair Value, Inputs, Level 2 | U.S. Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,904.3	1,802.1
Fair Value, Inputs, Level 2 | U.S. Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	5.8
Fair Value, Inputs, Level 2 | U.S. Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	461.6	494.3
Fair Value, Inputs, Level 2 | U.S. Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,025.3	978.1
Fair Value, Inputs, Level 2 | U.S. Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	102.1	93.3
Fair Value, Inputs, Level 2 | U.S. Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	12.3	0.3
Fair Value, Inputs, Level 2 | U.S. Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	297.2	236.1
Fair Value, Inputs, Level 2 | International Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,470.5	2,412.4
Fair Value, Inputs, Level 2 | International Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,054.8	1,046.7
Fair Value, Inputs, Level 2 | International Plans | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	991.1	983.7
Fair Value, Inputs, Level 2 | International Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	330.4	268.9
Fair Value, Inputs, Level 2 | International Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	85.8	90.8
Fair Value, Inputs, Level 2 | International Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.2	19.1
Fair Value, Inputs, Level 2 | International Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.2	3.2
Fair Value, Inputs, Level 3 | Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.3	7.5
Fair Value, Inputs, Level 3 | Other Postretirement Benefit Plans | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		7.5
Fair Value, Inputs, Level 3 | Other Postretirement Benefit Plans | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.3
Fair Value, Inputs, Level 3 | U.S. Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	64.4	130.7
Fair Value, Inputs, Level 3 | U.S. Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	17.4	79.5
Fair Value, Inputs, Level 3 | U.S. Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	34.2	34.7
Fair Value, Inputs, Level 3 | U.S. Plans | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	12.8	16.5
Fair Value, Inputs, Level 3 | International Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	227.0	244.3
Fair Value, Inputs, Level 3 | International Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	135.5	151.3
Fair Value, Inputs, Level 3 | International Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	40.8	42.8
Fair Value, Inputs, Level 3 | International Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	$ 50.7	$ 50.2